Material accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Material accounting policies
New accounting standards effective 2025

New accounting standards effective 2025

A number of new amendments to standards are effective from 1 January 2025, but they do not have a material effect on the Group’s financial statements.

Accounting standards issued, but not yet effective

A number of new standards and amendments to standards are effective for annual periods beginning on or after 1 January 2026 and earlier application is permitted; however, the Group has not adopted them early in preparing these financial statements.

IFRS 18 Presentation and Disclosure in Financial Statements was issued by the IASB in April 2024. The standard is effective for annual reporting periods beginning on or after 1 January 2027, and also applies to comparative information. IFRS 18 will replace IAS 1 Presentation of Financial Statements and will have a pervasive impact on several aspects of financial statements presentation and disclosure, particularly in the Group income statement and disclosure requirements for management-defined performance measures (MPMs) within the financial statements.

The Group has commenced an assessment of the standard’s full impact. Based on the preliminary analysis, the Group anticipates that the standard will have the following potential impacts:

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The classification of items of income and expense into categories defined in IFRS 18 will impact the presentation of the Group income statement. Whilst the standard does not impact recognition or measurement, changes in classification will impact the reported amounts for line items in the income statement. A new subtotal ‘Profit before financing and income tax’ will be included to separately present the impact of investing and financing activities. Share of results of associates will be classified in the investing category, interest income and expense in the financing category and other finance costs will be classified in the operating, investing or financing category depending on the nature of the income or expense.

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The Group is reassessing its aggregation and disaggregation principles to ensure they comply with the enhanced guidance in IFRS 18, which aims to provide more detailed and useful information to users of the financial statements.

–	Mandatory new disclosures in relation to MPMs will be required within the financial statements.
–	Consequential presentational changes to statement of cash flows will be required and operating profit will be the new starting point for reconciling cash flows from operating activities.

The Group will apply IFRS 18 from its mandatory effective date of 1 January 2027. Comparative information for the financial years ending 31 December 2026 and 31 December 2025 will be restated in accordance with IFRS 18.

Consolidation

1.1 Consolidation

The Group accounts include the accounts of Smith & Nephew plc and its subsidiaries for the periods during which they were members of the Group.

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated in the Group accounts from the date that the Group obtains control and continue to be consolidated until the date that such control ceases. Intra-group balances and transactions, and any unrealised income and expenses arising from intra-group transactions, are eliminated on consolidation. All subsidiaries have year ends that are coterminous with the Group’s, with the exception of jurisdictions whereby a different year end is required by local legislation.

When the Group loses control over a subsidiary, it derecognises the assets and liabilities of the subsidiary and any related components of equity. Any resulting gain or loss is recognised in profit or loss. Any retained interest in the former subsidiary is measured at fair value.

Critical judgements and estimates

1.2 Critical judgements and estimates

The Group prepares its consolidated financial statements in accordance with IFRS Accounting Standards as issued by the IASB and IFRS adopted in the UK, the application of which often requires judgements and estimates to be made by management when formulating the Group’s financial position and results. Under IFRS, the Directors are required to adopt those accounting policies most appropriate to the Group’s circumstances for the purpose of presenting fairly the Group’s financial position, financial performance and cash flows.

Management regularly reviews, and revises as necessary, the accounting judgements that significantly impact the amounts recognised in the financial statements and the estimates that are considered to be critical estimates due to their potential to give rise to material adjustments in the Group’s financial statements in the next financial year. The Group has determined that there are no critical accounting judgements and no key sources of estimation uncertainty that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next financial year.

The Group’s accounting policies are set out in Notes 1–23 of the Notes to the Group accounts. Management has considered the impact of the uncertainties around the current economic environment below.

Climate change considerations

1.3 Climate change considerations

The impact of climate change has been considered as part of the assessment of estimates and judgements in preparing the Group accounts, particularly in the context of the risks identified in the TCFD disclosures on pages 69 to 72. The climate change scenario analyses undertaken this year in line with TCFD recommendations did not identify any material financial impact. The following considerations were made in respect of the financial statements:

-	The impact of climate change on the going concern assessment and the viability of the Group over the next three years.
-	The impact of climate change on the cash flow forecasts used in the impairment assessments of non-current assets, including goodwill.
-	The impact of climate change on the carrying value and useful economic lives of property, plant and equipment.

While there is currently no material medium-term impact expected, the Group closely monitors climate-related risks given the changing nature of these risks and management consider the impact of climate change as part of the decision making process and continue to assess the impact on judgements and estimates, and on preparation of the consolidated financial statements.

Foreign currencies

1.4 Foreign currencies

Functional and presentation currency

The Group accounts are presented in US Dollars. The Company’s functional currency is US Dollars.

Foreign currency transactions

Transactions in foreign currencies are translated to the respective functional currencies of Group companies at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are retranslated to the functional currency at the exchange rate as at the reporting date. Non-monetary items are not retranslated.

Foreign operations

Balance sheet items of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated into US Dollars on consolidation at the exchange rates at the reporting date. Income statement items and the cash flows of foreign operations are translated at average rates as an approximation to actual transaction rates, with actual transaction rates used for large one-off transactions.

Foreign currency differences are recognised in ‘Other comprehensive income’ and accumulated in ‘Other reserves’ within equity. These include: exchange differences on the translation at closing rates of exchange of non-US Dollar opening net assets; the differences arising between the translation of profits into US Dollars at actual (or average, as an approximation) and closing exchange rates; to the extent that the hedging relationship is effective, the difference on translation of foreign currency borrowings or swaps that are used to finance or hedge the Group’s net investments in foreign operations; and the movement in the fair value of forward foreign exchange contracts used to hedge forecast foreign exchange cash flows.

The exchange rates used for the translation of currencies into US Dollars that have the most significant impact on the Group results were:

	2025	2024	2023
Average rates
Sterling	1.32	1.28	1.24
Euro	1.13	1.08	1.08
Swiss Franc	1.20	1.14	1.11
Japanese Yen	0.0067	0.0066	0.0071
Year end rates
Sterling	1.35	1.25	1.27
Euro	1.17	1.04	1.10
Swiss Franc	1.26	1.10	1.19
Japanese Yen	0.0064	0.0064	0.0071

Revenue

Revenue is recognised as the performance obligations to deliver products or services are satisfied and is recorded based on the amount of consideration expected to be received in exchange for satisfying the performance obligations. Revenue is recognised primarily when control is transferred to the customer, which is generally when the goods are shipped or delivered in accordance with the contract terms, with some transfer of services taking place over time. Substantially all performance obligations are fulfilled within one year. There is no significant revenue associated with the provision of services. Payment terms to our customers are based on commercially reasonable terms for the respective markets while also considering a customer’s credit rating. Appropriate provisions for returns, trade discounts and rebates are deducted from revenue. Sales returns are estimated based on historical sales and returns information. These estimates are reviewed regularly and adjusted as necessary. The Group maintains an estimated refund liability based upon the expected value method that is recorded as a reduction in revenue. Rebates primarily comprise chargebacks and other discounts granted to certain customers. Chargebacks are discounts that occur when a third-party purchases products from a wholesaler at its agreed price plus a mark-up. The wholesaler in turn charges the Group for the difference between the price initially paid by the wholesaler and the agreed price. The provision for chargebacks is based on expected sell-through levels by the Group’s wholesalers to such customers, as well as estimated wholesaler inventory levels.

The Group is applying the practical expedient in IFRS15.121 not to disclose the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied at the end of the reporting period as substantially all performance obligations are fulfilled within one year.

Orthopaedics and Sports Medicine & ENT (Ear, Nose & Throat)

Orthopaedics and Sports Medicine & ENT consists of the following businesses: Knee Implants, Hip Implants, Other Reconstruction, Trauma & Extremities, Sports Medicine Joint Repair, Arthroscopic Enabling Technologies and ENT. Sales of inventory located at customer premises and available for customers’ immediate use are recognised when notification is received that the product has been implanted or used. Substantially all other revenue is recognised when control is transferred to the customer, which is generally when the goods are shipped or delivered in accordance with the contract terms. Revenue is recognised for the amount of consideration expected to be received in exchange for transferring the products or services.

In general, our business in Established Markets is direct to hospitals and Ambulatory Surgery Centers, whereas in the Emerging Markets we generally sell through distributors.

Advanced Wound Management

Advanced Wound Management consists of the following businesses: Advanced Wound Care, Advanced Wound Bioactives and Advanced Wound Devices. Substantially all revenue is recognised when control is transferred to the customer, which is generally when the goods are shipped or delivered in accordance with the contract terms. Revenue is recognised for the amount of consideration expected to be received in exchange for transferring the products or services. Appropriate provisions for returns, trade discounts and rebates are deducted from revenue, as explained above.

The majority of our Advanced Wound Management business, and in particular products used in community and homecare facilities, is through wholesalers and distributors. When control is transferred to a wholesaler or distributor, revenue is recognised accordingly. The proportion of sales direct to hospitals is higher in our Advanced Wound Devices business in Established Markets.

Research and development

Research and development

Research expenditure is expensed as incurred. Internal development expenditure is only capitalised if the recognition criteria in IAS 38 Intangible Assets have been satisfied. The Group considers that the regulatory, technical and market uncertainties inherent in the development of new products mean that in most cases development costs should not be capitalised as intangible assets until products receive approval from the appropriate regulatory body.

Payments to third parties for research and development projects are accounted for based on the substance of the arrangement. If the arrangement represents outsourced research and development activities the payments are generally expensed except in limited circumstances where the respective development expenditure would be capitalised under the principles established in IAS 38. By contrast, the payments are capitalised if the arrangement represents consideration for the acquisition of intellectual property developed at the risk of the third party.

Capitalised development expenditures are amortised on a straight-line basis over their useful economic lives from product launch.

Advertising costs	Advertising costs Advertising costs are expensed as incurred.
Taxation

Accounting policy

The charge for current taxation is based on the results for the year as adjusted for items which are non-assessable or non-deductible. It is calculated using tax rates that have been enacted or substantively enacted as at the balance sheet date.

The Group operates in numerous tax jurisdictions around the world. At any given time, the Group typically is involved in tax audits and other disputes and will have other tax returns potentially subject to audit. Significant issues may take several years to resolve. In estimating the probability and amount of any tax charge, management takes into account the views of internal and external advisers and updates the amount of tax provision where considered appropriate. The ultimate tax liability may differ from the amount provided depending on factors including interpretations of tax law and settlement negotiations.

Deferred tax is recognised in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred tax is not recognised: for temporary differences related to investments in subsidiaries and associates where the Group is able to control the timing of the reversal of the temporary difference and it is probable that this will not reverse in the foreseeable future; on the initial recognition of non-deductible goodwill; and on the initial recognition of an asset or liability in a transaction that is not a business combination and that, at the time of the transaction, does not affect the accounting or taxable profit.

Deferred tax assets are recognised to the extent that it is probable that future taxable profits will be available against which they can be used. Deferred tax assets are reviewed at each reporting date taking into account the recoverability of the deferred tax assets, future profitability and any restrictions on use. The Group considers available evidence to assess future profitability over a reasonably foreseeable time period, depending on the circumstances and typically a minimum of five years. Any material unrecognised deferred tax assets are disclosed in Note 5.2.

Deferred tax is measured on an undiscounted basis, and at the tax rates that have been enacted or substantively enacted as at the balance sheet date that are expected to apply in the periods in which the asset or liability is settled. It is recognised in the income statement except when it relates to items credited or charged directly to other comprehensive income or equity, in which case the deferred tax is also recognised within other comprehensive income or equity respectively.

Deferred tax assets and liabilities are offset when they relate to income taxes levied by the same taxation authority, the Group intends to settle its current tax assets and liabilities on a net basis, offset is permissible according to the relevant jurisdiction’s tax laws and that authority permits the Group to make a single net payment.

Earnings per share

Earnings per share

Basic earnings per share is calculated by dividing the profit attributable to equity holders by the weighted average number of ordinary shares in issue during the year, excluding shares held by the Company in the Employees’ Share Trust or as treasury shares.

Diluted earnings per share

Diluted earnings per share is calculated by adjusting the basic earnings per share for the effect of conversion to ordinary shares associated with dilutive potential ordinary shares, which comprise share options and awards granted to employees.

Property, plant and equipment

Property, plant and equipment

Owned assets

Items of property, plant and equipment are stated at cost less accumulated depreciation and any accumulated impairment losses.

The Group manufactures orthopaedic instruments that are either deployed for use by customers under contractual arrangements or sold outright to customers. The majority of these instruments are not sold but provided to customers for use in surgery.

At the time of manufacture, instruments are classified either as Property, Plant and Equipment or Inventory based on management’s best estimate of expected deployment versus direct sales volumes. Instruments expected to be deployed for use by customers over their useful economic lives of between three and seven years, are recognised initially as Property, Plant and Equipment. Instruments expected to be sold outright to customers in the ordinary course of business are recognised as inventory. This estimate is based on historical deployment and sales patterns, and future expectations, and is reassessed periodically.

Instruments are depreciated over their useful economic lives of between three and seven years once they are deployed.

Depreciation is calculated to write off the cost of items of property, plant and equipment less their estimated residual values using the straight-line method over their estimated useful lives, and is ultimately recognised in profit or loss. Leased assets are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Group will obtain ownership by the end of the lease term. Freehold land is not depreciated. The estimated useful lives of items of property, plant and equipment is 3–20 years and for buildings is 20–50 years.

Assets in course of construction are not depreciated until they are available for use.

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

Finance costs relating to the purchase or construction of property, plant and equipment and intangible assets that take longer than one year to complete are capitalised based on the Group weighted average borrowing costs. All other finance costs are expensed as incurred.

Leased assets

The assessment of whether a contract is or contains a lease takes place at the inception of the contract. The assessment involves whether the Group obtains substantially all the economic benefits from the use of that asset and whether the Group has the right to direct the use of the asset. The Group allocates the consideration in the contract to each lease and non-lease component. The non-lease component, where it is separately identifiable, is not included in the right-of-use asset.

The Group leases many assets including properties, motor vehicles and office equipment. The Group availed itself of the exemptions for short-term leases and leases of low-value items for leases other than those for properties and motor vehicles. The use of these exemptions does not have a material impact. The Group recognises a right-of-use asset and a lease liability at the commencement of the lease. The right-of-use asset is initially measured based on the present value of lease payments that are not paid at the commencement date plus initial direct costs less any incentives received. The lease payments are discounted using an incremental borrowing rate which is country-specific and reflective of the lease term. The right-of-use asset is depreciated over the shorter of the lease term or the useful life of the underlying asset.

Cash flows arising on lease interest payments are included in operating cash flows whereas cash flows arising on the capital repayments of the lease liability are included in financing cash flows.

Impairment of assets

Impairment of assets

The carrying values of property, plant and equipment are reviewed for impairment when events or changes in circumstances indicate the carrying value may be impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of impairment loss. Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which it belongs.

An asset’s recoverable amount is the higher of an asset’s or cash-generating unit’s fair value less costs to sell and its value-in-use. In assessing value-in-use, its estimated future cash flow is discounted to its present value using a pre-tax discount rate that reflects the current market assessment of the time value of money and the risks specific to the asset.

Goodwill

Goodwill is not amortised but is reviewed for impairment annually. Goodwill is allocated to the cash-generating unit (CGU) that is expected to benefit from the acquisition. The goodwill is tested annually for impairment by comparing the recoverable amount to the carrying value of the CGUs. The CGUs identified by management are at the aggregated product operating levels of Orthopaedics, Sports Medicine, ENT and Advanced Wound Management, in the way the core assets are used to generate cash flows.

If the recoverable amount of the CGU is less than its carrying amount then an impairment loss is determined to have occurred. Any impairment losses that arise are recognised immediately in the income statement and are allocated first to reduce the carrying amount of goodwill and then to the carrying amounts of the other assets of the CGU.

When an acquired business included within a CGU ceases to operate permanently, then the acquired business no longer forms part of the CGU and is therefore tested for impairment on a standalone basis. The portion of goodwill allocated to this acquired business is measured based on its relative value within the CGU, unless another method is considered more appropriate.

In carrying out impairment reviews of goodwill, a number of significant assumptions have to be made when preparing cash flow projections. These include the future rate of market growth, discount rates, the market demand for the products acquired, the future profitability of acquired businesses or products, levels of reimbursement and success in obtaining regulatory approvals. If actual results should differ, or changes in expectations arise, impairment charges may be required which would adversely impact operating results.

When the composition of CGUs changed, goodwill would be allocated using a relative value approach at the date of the reorganisation similar to that used when an operation within a CGU is disposed of or a method that could provide a better allocation of goodwill to the reorganised units.

Intangible assets

Intangible assets

Intangible assets acquired separately from a business combination (including purchased patents, know-how, trademarks, licences and distribution rights) are initially measured at cost. The cost of intangible assets acquired in a material business combination (referred to as acquisition intangibles) is the fair value as at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortisation and any accumulated impairment losses. All intangible assets are amortised on a straight-line basis over their estimated useful economic lives. The estimated useful economic life of software ranges between three and seven years. The estimated useful economic life of technology assets ranges between 6–20 years, product-related assets ranges between 2–20 years, and customer and distribution assets ranges between 2–14 years. Internally-generated intangible assets are expensed in the income statement as incurred. Expenditure on purchased software and qualifying IT projects is recognised as an intangible asset when it provides long-term benefits to the Group. Development costs for internally used applications are capitalised only when the software forms a key component of the Group’s IT systems and is controlled by the Group. Certain implementation costs for cloud-based solutions are capitalised when the Group has control over the underlying software. Software that is integral to computer hardware is capitalised as plant and equipment.

Impairment of intangible assets

The carrying values of intangible assets are reviewed for impairment when events or changes in circumstances indicate the carrying value may be impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of impairment loss. Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the CGU to which it belongs. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs to sell and its value-in-use. In assessing value-in-use, its estimated future cash flow is discounted to its present value using a pre-tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the asset.

In carrying out impairment reviews of intangible assets, a number of significant assumptions have to be made when preparing cash flow projections. These include the future rate of market growth, discount rates, the market demand for the products acquired, the future profitability of acquired businesses or products, levels of reimbursement and success in obtaining regulatory approvals. If actual results should differ, or changes in expectations should arise, impairment charges may be required which would adversely impact operating results.

Intangible assets which are not yet available for use are tested for impairment annually. Any provision for impairment is charged to the income statement.

Investments

Investments, other than those related to associates, are initially recorded at fair value on the trade date. Transaction costs relating to investments are expensed as incurred. The Group has investments in unquoted entities and an entity that holds mainly unquoted equity securities, which by their nature have no fixed maturity date or coupon rate. These investments are classed as fair value through profit or loss. The fair value of these investments is based on the underlying fair value of the equity securities: marketable securities are valued by reference to closing prices in the market; non-marketable securities are estimated considering factors including the purchase price; prices of recent significant private placements of securities of the same issuer; and estimates of liquidation value. Changes in fair value based on externally observable valuation events are recognised in profit or loss.

Investments in associates

Investments in associates, being those entities over which the Group has a significant influence and which is neither a subsidiary nor a joint venture, are accounted for using the equity method, with the Group recording its share of the associates’ profit and loss and other comprehensive income. The Group’s share of associates’ profit or loss is included in one separate income statement line and is calculated after deduction of their respective taxes.

At each reporting date we assess, in accordance with IAS 28 and IAS 36, whether there is any indication that an equity-accounted investment may be impaired or that a previously recognised impairment may have decreased. Where indicators exist, impairment is taken to reflect the recoverable amount accordingly.

An impairment loss is recognised when the carrying amount exceeds the recoverable amount. Any subsequent reversal is recognised only when supported by indicators and is limited, in accordance with IAS 36, so that the carrying amount after reversal does not exceed the amount that would have been determined had no impairment been recognised (after equity-method movements). The investment is assessed as a single asset for impairment purposes.

Inventories

Finished goods and work-in-progress are valued at factory cost, including appropriate overheads, on a first-in first-out basis. Raw materials and bought-in finished goods are valued at purchase price. All inventories are reduced to net realisable value where lower than cost. Inventory acquired as part of a business acquisition is valued at selling price less costs to sell and a profit allowance for selling efforts.

Instruments expected to be sold outright to customers and distributors in the ordinary course of business are initially recognised as inventory. Instruments not expected to be sold are recognised in property, plant and equipment (refer to note 7).

Risks and rewards of ownership of consignment inventory are transferred to the customer when the product is used in surgery.

A feature of the orthopaedic business is the high level of product inventory required, some of which is located at customer premises and is available for customers’ immediate use (referred to as consignment inventory). Complete sets of product, including large and small sizes, have to be made available in this way. These outer sizes are used less frequently than standard sizes and towards the end of the product life cycle are inevitably in excess of requirements. Adjustments to carrying value are therefore required to be made to orthopaedic inventory to anticipate this situation. These adjustments are calculated in accordance with a formula based on levels of inventory compared with historical or forecast usage. This formula is applied on an individual product line basis and is first applied when a product group has been on the market for two years. This method of calculation is considered appropriate based on experience but it involves management judgements on effectiveness of inventory deployment, length of product lives, phase-out of old products and efficiency of manufacturing planning systems.

Trade and other receivables

Trade and other receivables are carried at amortised cost, less any allowances for uncollectable amounts. They are included in current assets, except for maturities greater than 12 months after the balance sheet date when they are classified as non-current assets.

The Group manages credit risk through credit limits which require authorisation commensurate with the size of the limit and which are regularly reviewed. Credit limit decisions are made based on available financial information and the business case. Significant receivables are regularly reviewed and monitored at Group level. The Group has no significant concentration of credit risk, with exposure spread over a large number of customers and geographies. Furthermore, the Group’s principal customers are backed by government and public or private medical insurance funding, which historically represent a lower risk of default. The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable. The Group does not hold any collateral as security. The Group applies the simplified approach and allowance losses are calculated by reviewing lifetime expected credit losses using historic and forward-looking data on credit risk. The Group performed the calculation of expected credit loss rates separately for customer groups which were segmented based on common risk characteristics such as credit risk grade and type of customer (such as government and non-government).

Derivative financial instruments

Derivative financial instruments

Derivative financial instruments are initially recognised at fair value on the date a derivative contract is entered into and are subsequently remeasured at their fair value at subsequent balance sheet dates. Changes in the fair value of derivative financial instruments that are designated and effective as cash flow hedges of forecast transactions are recognised in other comprehensive income until the associated asset or liability is recognised. Amounts taken to other comprehensive income are transferred to the income statement in the period in which the hedged transaction affects profit and loss. Changes in the fair value of derivative financial instruments that are not designated as cash flow hedges are recognised directly in profit and loss.

On adoption of IFRS 9 on 1 January 2018, the Group elected to continue to apply the hedge accounting guidance in IAS 39 Financial Instruments: Recognition and Measurement. Changes in the fair values of hedging instruments that are designated and effective as net investment hedges are matched in other comprehensive income against changes in value of the related net assets. Interest rate derivatives transacted to fix interest rates on floating rate borrowings are accounted for as cash flow hedges and changes in the fair values resulting from changes in market interest rates are recognised in other comprehensive income. Amounts taken to other comprehensive income are transferred to the income statement when the hedged transaction affects profit and loss. Interest rate derivatives transacted to convert fixed rate borrowings into floating rate borrowings are accounted for as fair value hedges and changes in the fair values resulting from changes in market interest rates are recognised in the income statement. Any ineffectiveness on hedging instruments and changes in the fair value of derivative financial instruments that do not qualify for hedge accounting are recognised in the income statement within other finance costs as they arise.

Hedge accounting is discontinued when the hedged transaction expires or is sold, terminated or exercised, or no longer qualifies for hedge accounting. At that point in time, any cumulative gain or loss on the hedging instrument recognised in other comprehensive income is retained there until the forecast transaction occurs. If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognised in other comprehensive income is transferred to the income statement.

Measurement of fair values

Measurement of fair values

A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial assets and liabilities and non-financial assets acquired in a business combination (see Note 21).

When measuring the fair value of an asset or liability, the Group uses market observable data as far as possible. Fair values are categorised into different levels in the fair value hierarchy based on the inputs used in the valuation techniques as follows: Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities; Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (ie as prices) or indirectly (ie derived from prices); and Level 3: inputs for the asset or liability that are not based on observable data (unobservable inputs).

The Group recognises transfers between the levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

Provisions

In the normal course of business the Group is involved in various legal disputes. Provisions are made for loss contingencies when it is deemed probable that an adverse outcome will occur and the amount of the losses can be reasonably estimated. Where the Group is the plaintiff in pursuing claims against third parties, legal and associated expenses are charged to the income statement as incurred. The recognition of provisions for legal disputes is subject to a significant degree of estimation. In making its estimates, management takes into account the advice of internal and external legal counsel. Provisions are reviewed regularly and amounts updated where necessary to reflect developments in the disputes. The ultimate liability may differ from the amount provided depending on the outcome of court proceedings or settlement negotiations or as new facts emerge. Insurance recoveries are recognised when the inflow of benefits is virtually certain and are presented within other receivables.

A provision for onerous contracts is recognised when the expected benefits to be derived by the Group from a contract are lower than the unavoidable cost of meeting its obligations under the contract.

A provision for restructuring and rationalisation is recognised when the Group has approved a detailed and formal restructuring plan and the restructuring either has commenced or has been communicated to those affected. Restructuring provisions primarily include severance costs and are expected to be utilised within one year. Future operating losses and costs associated with ongoing activities are not provided for.

Retirement benefit obligations

The Group sponsors defined benefit plans in a number of countries. A defined benefit pension plan defines an amount of pension benefit that an employee will receive on retirement or a minimum guaranteed return on contributions, which is dependent on various factors such as age, years of service and final salary. The Group’s obligation is calculated separately for each plan by discounting the estimated future benefit that employees have earned in return for their service in the current and prior periods. The fair value of any plan assets is deducted to arrive at the net liability.

The calculation of the defined benefit obligation is performed annually by external actuaries using the projected unit credit method. Remeasurements arising from defined benefit plans comprise actuarial gains and losses and the return on the plan assets in excess of the discount rate net of the costs of managing the plan assets. The Group recognises these immediately in other comprehensive income (OCI) and all other expenses, such as service cost, net interest cost, administration costs and taxes, are recognised in the income statement.

A number of key assumptions are made when calculating the fair value of the Group’s defined benefit pension plans. These assumptions impact the balance sheet asset and liabilities, operating profit, finance income/costs and other comprehensive income. The most critical assumptions are the discount rate, the rate of inflation and mortality assumptions to be applied to future pension plan liabilities. The discount rate is based on the yield at the reporting date on bonds that have a credit rating of AA, denominated in the currency in which the benefits are expected to be paid and have a maturity profile approximately the same as the Group’s obligations. In determining these assumptions management takes into account the advice of professional external actuaries and benchmarks its assumptions against external data.

The Group determines the net interest expense/income on the net defined benefit liability/asset for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the net defined benefit liability/asset.

The Group also operates a number of defined contribution plans. A defined contribution plan is a pension plan under which the Group and employees pay fixed contributions to a third-party financial provider. The Group has no further payment obligations once the contributions have been paid. Contributions are recognised as an employee benefit expense when they are due.

Equity

Incremental costs directly attributable to the issue of ordinary shares, net of any tax effects, are recognised as a deduction from equity.

When shares recognised as equity are repurchased, the amount of the consideration paid, which includes directly attributable costs, net of any tax effects, is recognised as a deduction from equity. Repurchased shares are classified as treasury shares and are presented in the treasury share reserve. When treasury shares are sold or reissued subsequently, the amount received is recognised as an increase in equity and the resulting surplus or deficit on the transaction is presented within share premium.

Cash flow statement

In the Group cash flow statement, cash and cash equivalents includes cash at bank, other short-term liquid investments with original maturities of three months or less and bank overdrafts. In the Group balance sheet, cash and cash equivalents includes cash at bank, other short-term liquid investments with original maturities of three months or less and excludes bank overdrafts.

Acquisitions

The Group accounts for business combinations using the acquisition method when control is transferred to the Group. The consideration transferred in the acquisition is measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment. Any gain on a bargain purchase is recognised in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities.

Any contingent consideration payable is measured at fair value at the acquisition date. If the contingent consideration is classified as equity, then it is not remeasured and settlement is accounted for within equity. Otherwise, subsequent changes in the fair value of the contingent consideration are recognised in profit or loss.

Share-based payments

The Group operates a number of equity-settled executive and employee share plans. For all grants of share options and awards, the fair value at the grant date is calculated using appropriate option pricing models. The grant date fair value is recognised over the vesting period as an expense, with a corresponding increase in retained earnings.